Segment information	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Segment information
13.	Segment information

As of June 30, 2025 and a result of the transaction, the Company has two reportable and operating segments: Active ingredient and Biopharmaceutical. The Company’s chief operating decision maker assesses the performance of the reportable segments based on revenues and operating loss before selling, general & administrative expenses, other income and tax by segment. Selling, general and administrative expenses are expenses and salaries related to centralized functions, such as corporate finance, legal, human resources and technology teams, which are not allocated to segments. Accounting policies applied for the Active ingredient and the Biopharmaceutical segments are identical to those used for the purposes of the consolidated financial statements as described in Note 2 of the annual consolidated financial statements.

Active ingredient

The Active ingredient segment involves the development of proprietary extraction technologies and the application of these technologies to the production and development and commercialization of active ingredients derived from oats and other renewable plant resources for healthcare and cosmetic industries. Active ingredients produced include oat beta glucan, oat oil and avenanthramides. These and similar manufactured products are sold primarily through distribution networks.

Biopharmaceutical

The Biopharmaceutical segment includes the results of Aeterna Zentaris from its acquisition on June 3, 2024 (Note 3). The segment involves the commercializing and developing pharmaceutical therapeutics and diagnostic tests, including the Company’s product, Macrilen® (macimorelin). The segment also includes remaining costs associated with the development of our pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The table below summarizes the relevant financial information by operating segment:

	Three months ended June 30, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	2,417	332	2,749
Cost of sales	(1,664)	(111)	(1,775)
Gross margin	753	221	974
Research and development	(433)	(257)	(690)
Loss from operations before SG&A and other income (expenses)	320	(36)	284
Selling, general & administrative			(2,637)
Loss from operations			(2,353)
Net other income			(347)
Loss before income taxes			(2,700)

	Three months ended June 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	2,334	3	2,337
Cost of sales	(1,514)	(4)	(1,518)
Gross margin	820	(1)	819
Research and development	(782)	(748)	(1,530)
Loss from operations before SG&A and other income (expenses)	38	(749)	(711)
Selling, general & administrative			(3,044)
Loss from operations			(3,755)
Net other income			1,859
Loss before income taxes			(1,896)

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

	Six months ended June 30, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	3,804	445	4,249
Cost of sales	(2,682)	(150)	(2,832)
Gross margin	1,122	295	1,417
Research and development	(930)	(894)	(1,824)
Loss from operations before SG&A and other income (expenses)	192	(599)	(407)
Selling, general & administrative			(5,563)
Loss from operations			(5,970)
Net other income			(385)
Loss before income taxes			(6,355)

	Six months ended June 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	4,391	3	4,394
Cost of sales	(2,667)	(4)	(2,671)
Gross margin	1,724	(1)	1,723
Research and development	(1,844)	(748)	(2,592)
Loss from operations before SG&A and other income (expenses)	(120)	(749)	(869)
Selling, general & administrative			(4,710)
Loss from operations			(5,579)
Net other income			1,870
Loss before income taxes			(3,709)

Major Customer

During the three months ended June 30, 2025, the Company had export sales to one major distributor of the Company’s products representing 80% of total revenue (2024 - 87% of total revenue). During the six months ended June 30, 2025, the Company had export sales to one major distributor of the Company’s products representing 81% of total revenue (2024 - 87% of total revenue). As at June 30, 2025, one customer represented 62% of total trade and other receivables (June 30, 2024 – one major customer amounted to 84%).

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)